Revenue from Contracts with Customers Contract Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Contract Liabilities [Line Items]
Contract with Customer, Liability	$ 4,024	$ 8,938
Contract with Customer, Asset, Cumulative Catch-up Adjustment to Revenue, Modification of Contract	3,039
Contract with Customer, Liability, Revenue Recognized	(7,953)
Medical devices [Member]
Contract Liabilities [Line Items]
Revenue, Remaining Performance Obligation, Amount	11,753
Contract with Customer, Liability	1,075	1,167
Contract with Customer, Asset, Cumulative Catch-up Adjustment to Revenue, Modification of Contract	916
Contract with Customer, Liability, Revenue Recognized	(1,008)
Pharmaceutical [Member]
Contract Liabilities [Line Items]
Revenue, Remaining Performance Obligation, Amount	2,326
Contract with Customer, Liability	2,949	$ 7,771
Contract with Customer, Asset, Cumulative Catch-up Adjustment to Revenue, Modification of Contract	2,123
Contract with Customer, Liability, Revenue Recognized	(6,945)
Next twelve months [Member] | Medical devices [Member]
Contract Liabilities [Line Items]
Revenue, Remaining Performance Obligation, Amount	5,473
Next twelve months [Member] | Pharmaceutical [Member]
Contract Liabilities [Line Items]
Revenue, Remaining Performance Obligation, Amount	2,326
Greater than one year [Member] | Medical devices [Member]
Contract Liabilities [Line Items]
Revenue, Remaining Performance Obligation, Amount	6,280
Greater than one year [Member] | Pharmaceutical [Member]
Contract Liabilities [Line Items]
Revenue, Remaining Performance Obligation, Amount	$ 0